Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	SFr (16,386)	SFr (15,003)		SFr (15,003)
Balance	(17,320)	(16,386)	SFr (15,977)	(17,320)	SFr (15,977)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(23)	(31)	6	(31)	(11)
Increase/(decrease)	25	18	12	43	24
Increase/(decrease) due to equity method investments	(1)	(16)	5	(17)	13
Reclassification adjustments, included in net income	7	6	(5)	13	(8)
Total increase/(decrease)	31	8	12	39	29
Balance	8	(23)	18	8	18
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(12,947)	(11,478)	(13,922)	(11,478)	(13,674)
Increase/(decrease)	(1,027)	(1,471)	62	(2,498)	(186)
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	4	2	0	6	0
Total increase/(decrease)	(1,023)	(1,469)	62	(2,492)	(186)
Balance	(13,970)	(12,947)	(13,860)	(13,970)	(13,860)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	74	64	60	64	52
Increase/(decrease)	(11)	10	12	(1)	20
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	(1)	0	0	(1)	0
Total increase/(decrease)	(12)	10	12	(2)	20
Balance	62	74	72	62	72
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(3,921)	(4,010)	(2,722)	(4,010)	(2,757)
Increase/(decrease)	6	1	4	7	1
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	86	88	38	174	76
Total increase/(decrease)	92	89	42	181	77
Balance	(3,829)	(3,921)	(2,680)	(3,829)	(2,680)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	431	452	495	452	515
Increase/(decrease)	0	0	0	0	0
Increase/(decrease) due to equity method investments	0	0	0	0	0
Reclassification adjustments, included in net income	(22)	(21)	(22)	(43)	(42)
Total increase/(decrease)	(22)	(21)	(22)	(43)	(42)
Balance	409	431	473	409	473
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance	(16,386)	(15,003)	(16,083)	(15,003)	(15,875)
Increase/(decrease)	(1,007)	(1,442)	90	(2,449)	(141)
Increase/(decrease) due to equity method investments	(1)	(16)	5	(17)	13
Reclassification adjustments, included in net income	74	75	11	149	26
Total increase/(decrease)	(934)	(1,383)	106	(2,317)	(102)
Balance	SFr (17,320)	SFr (16,386)	SFr (15,977)	SFr (17,320)	SFr (15,977)